CONSOLIDATED BALANCE SHEETS - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash and cash equivalents	R$ 4,617,204	R$ 2,641,652
Short-term investments	3,041,143	3,652,949
Trade accounts receivable - net	3,737,270	2,672,370
Inventories	9,169,417	7,659,737
Tax credits	1,201,312	504,302
Income and social contribution taxes recoverable	1,051,584	483,088
Fair value of derivatives	0	2,846
Other current assets	591,523	618,769
TOTAL CURRENT ASSETS	23,409,453	18,235,713
NON-CURRENT ASSETS
Tax credits	664,045	465,549
Deferred income taxes	3,393,354	4,071,219
Related parties	134,354	95,445
Judicial deposits	1,825,791	1,991,715
Other non-current assets	590,864	464,169
Prepaid pension cost	39,196	45,381
Investments in associates and joint ventures	2,271,629	1,812,399
Goodwill	12,103,519	9,469,311
Leasing	815,311	777,314
Other intangibles	622,578	673,262
Property, plant and equipment, net	17,252,915	15,901,493
TOTAL NON-CURRENT ASSETS	39,713,556	35,767,257
TOTAL ASSETS	63,123,009	54,002,970
CURRENT LIABILITIES
Trade accounts payable	5,437,953	3,762,768
Short-term debt	1,424,043	1,544,211
Debentures	7,463	18,015
Taxes payable	600,089	432,988
Income and social contribution taxes payable	810,125	205,092
Payroll and related liabilities	591,653	479,693
Dividends payable	510,348	50,968
Leasing payable	231,703	202,536
Employee benefits	208	495
Environmental liabilities	125,992	60,913
Fair value of derivatives	971	0
Obligations with FIDC	944,513	0
Other current liabilities	797,082	666,858
TOTAL CURRENT LIABILITIES	11,482,143	7,424,537
NON-CURRENT LIABILITIES
Long-term debt	13,188,891	11,594,612
Debentures	2,894,954	2,893,029
Related parties	22,855	0
Deferred income taxes	61,562	517,413
Provision for tax, civil and labor liabilities	1,172,511	809,299
Environmental liabilities	171,102	51,395
Employee benefits	1,861,231	1,469,949
Obligations with FIDC	42,893	1,018,501
Leasing payable	624,771	601,733
Other non-current liabilities	514,886	449,375
TOTAL NON-CURRENT LIABILITIES	20,555,656	19,405,306
EQUITY
Capital	19,249,181	19,249,181
Treasury stocks	(229,309)	(242,542)
Capital reserves	11,597	11,597
Retained earnings	7,292,332	5,644,706
Transactions with non-controlling interests without change of control	(2,870,825)	(2,870,825)
Other reserves	7,407,295	5,163,584
EQUITY ATTRIBUTABLE TO THE EQUITY HOLDERS OF THE PARENT	30,860,271	26,955,701
NON-CONTROLLING INTERESTS	224,939	217,426
EQUITY	31,085,210	27,173,127
TOTAL LIABILITIES AND EQUITY	R$ 63,123,009	R$ 54,002,970